SUPPLEMENTARY INFORMATION	12 Months Ended
Dec. 31, 2013
SUPPLEMENTARY INFORMATION [Abstract]
SUPPLEMENTARY INFORMATION
NOTE 12     -     SUPPLEMENTARY INFORMATION:

A.	Accounts receivable

		December 31,
		2 0 1 3	2 0 1 2

(1)	Trade - allowance for doubtful accounts:

	Balance at beginning of year	50	63
	Charged to statement of operations	10	(13)
	Balance at end of year	60	50

(2)	Other:

	Prepaid expenses	23	73
	Israeli Government institutions	73	86
	Other	24	-
		120	159

B.	Other payables

	December 31,
	2 0 1 3	2 0 1 2

Employees and employee institutions	58	63
Israeli Government institutions	124	115
Provision for vacation	95	82
Provision for product warranty	57	95
Liability for commissions to agents	45	47
Warrants to issued shares	45	-
Accrued expenses and sundry	99	68
	523	470

C.	Credit from banks:

	% interest rate
	as of December 31,	December 31,
	2013	2 0 1 3	2 0 1 2
Short-term loans from banks:
Linked to the Dollar	2.5	183	183

See also note 7A.

D.	Cost of revenues:

	Year ended December 31,
	2 0 1 3	2 0 1 2	2 0 1 1
Industrial operations:
Materials consumed	994	1,746	1,063
Payroll and related expenses	503	373	362
Subcontracted work	312	244	160
Depreciation and amortization	3	3	2
Other production expenses	667	595	416
Royalties (see Note 8A)	-	-	17
	2,479	2,961	2,020

E.	Financial expenses, net:

	Year ended December 31,
	2 0 1 3	2 0 1 2	2 0 1 1
Income:
Exchange differences	-	-	3
Other	3	2	120
	3	2	123
Expenses:
Interest
In respect of liability to related parties	6	-	9
In respect of credit from banks	35	46	83
Exchange differences	108	21	-
Revaluation of convertible loan and warrants	27	-	-
Warrents to issued shares compensation	45	-	-
Other	60	69	-
	281	136	92
	(278)	(134)	31